Unaudited Condensed Consolidated Statements of Changes in Equity(Deficit) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2024	$ 7,890	$ 2,015	$ 19,450,741	$ 1,007,027	$ (18,541,751)	$ (1,208,386)	$ (306,165)	$ 411,371
Balance (in Shares) at Sep. 30, 2024	1,577,944	403,000
Net loss					(4,794,677)		(58,708)	(4,853,385)
Foreign currency translation adjustment						165,940	10,297	176,237
Balance at Mar. 31, 2025	$ 7,890	$ 2,015	19,450,741	1,007,027	(23,336,428)	(1,042,446)	(354,576)	(4,265,777)
Balance (in Shares) at Mar. 31, 2025	1,577,944	403,000
Balance at Sep. 30, 2025	$ 41,629	$ 2,015	32,340,418	948,101	(23,570,155)	(482,659)	(450,820)	8,828,529
Balance (in Shares) at Sep. 30, 2025	8,325,870	403,000
Net loss					(3,692,268)			(3,692,268)
Issuance shares for share base compensation	$ 6,500		1,878,500					1,885,000
Issuance shares for share base compensation (in Shares)	1,300,000
Deemed distribution to non-controlling shareholder			(29,668)				29,668
Foreign currency translation adjustment						(137,787)	421,152	283,365
Balance at Mar. 31, 2026	$ 48,129	$ 2,015	$ 34,189,250	$ 948,101	$ (27,262,423)	$ (620,446)		$ 7,304,626
Balance (in Shares) at Mar. 31, 2026	9,625,870	403,000